Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Inventories consist of the following:

	December 31,
	2023	2022
Raw materials	$814	$768
Finished goods	52,284	110,459
	$53,098	$111,227